Income Taxes (Details) - Schedule of deferred tax assets and liability - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Noncurrent deferred tax assets:
Employee compensation	$ 820,410	$ 679,106
Debt issuance costs	138,778	343,612
Revenue recognition	105,735
Settlement accrual	146,604	182,896
Fixed assets	242,006	831,196
Federal and state net operating loss	10,673,908	6,337,897
Foreign net operating loss	4,904,857	2,586,671
Other	225,340	27,410
Total deferred tax assets	17,257,638	10,988,788
Noncurrent deferred tax liabilities:
Fixed assets
Intangibles	(6,051,459)	(2,717,717)
Deferred tax liabilities	(6,051,459)	(2,717,717)
Valuation allowance	(11,881,470)	(8,271,071)
Deferred taxes after valuation allowance	$ (675,291)